Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Dynamic Retirement Fund of BlackRock Funds III Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic Retirement Master Portfolio of Master Investment Portfolio	$113,540,180

Total Investments (Cost — $64,409,688) — 100.1%	113,540,180

Liabilities in Excess of Other Assets — (0.1)%	(74,363)

Net Assets — 100.0%	$113,465,817

BlackRock LifePath Dynamic Retirement Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic Retirement Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $113,540,180 and 100%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 100.5%

Equity Funds — 39.3%
Active Stock Master Portfolio	$26,395,896	$26,395,896
BlackRock Advantage Emerging Markets Fund — Class K(a)	378,207	3,940,920
BlackRock Tactical Opportunities Fund — Class K	243,674	3,377,324
International Tilts Master Portfolio	$7,888,583	7,888,583
iShares Edge MSCI Multifactor International ETF	43,839	1,154,281
iShares Edge MSCI Multifactor USA ETF(b)	15,620	484,689
iShares MSCI EAFE Small-Cap ETF(b)	24,078	1,383,040

		44,624,733

Fixed Income Funds — 57.3%
CoreAlpha Bond Master Portfolio	$46,579,392	46,579,392
iShares TIPS Bond ETF	86,522	9,783,043
Master Total Return Portfolio	$8,678,268	8,678,268

		65,040,703

Short-Term Securities — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)	1,912,945	1,913,710
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)	2,495,586	2,495,586

		4,409,296

Total Affiliated Investment Companies — 100.5% (Cost — $98,574,405)		114,074,732

Common Stocks — 0.8%

Capital Markets — 0.0%
Centuria Capital Group	1,925	1,914

Equity Real Estate Investment Trusts (REITs) — 0.6%
Activia Properties, Inc.	2	8,309
Alexandria Real Estate Equities, Inc.(b)	156	22,239
alstria office REIT-AG	381	6,201
American Homes 4 Rent, Class A	349	7,929
Ascendas Real Estate Investment Trust	6,100	13,111
Assura PLC	7,509	5,614
AvalonBay Communities, Inc.	148	29,708
Big Yellow Group PLC	536	6,926
Boston Properties, Inc.	194	25,973
Canadian Apartment Properties REIT	278	10,686
Capital & Regional PLC	6,027	1,998
CareTrust REIT, Inc.	650	15,249
Comforia Residential REIT, Inc.	2	5,479
Crown Castle International Corp.	37	4,736
CyrusOne, Inc.	205	10,750
Daiwa House REIT Investment Corp.	6	13,310

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Derwent London PLC	125	$5,251
Douglas Emmett, Inc.	116	4,689
EPR Properties	242	18,610
Equinix, Inc.	16	7,250
Equity Residential	246	18,529
Extra Space Storage, Inc.	169	17,223
Federal Realty Investment Trust	93	12,820
Gecina SA	60	8,876
GLP J-REIT	7	7,497
Highwoods Properties, Inc.	213	9,964
Host Hotels & Resorts, Inc.	1,302	24,608
Hudson Pacific Properties, Inc.	205	7,056
Hulic REIT, Inc.	4	6,816
Ichigo Office REIT Investment	5	4,791
Inmobiliaria Colonial Socimi SA	875	9,001
Invincible Investment Corp.	13	6,361
Invitation Homes, Inc.	270	6,569
Japan Rental Housing Investments, Inc.	7	5,574
Kenedix Office Investment Corp.	2	13,885
Land Securities Group PLC	220	2,619
Link REIT	1,500	17,561
Mitsui Fudosan Logistics Park, Inc.	2	6,402
Prologis, Inc.	465	33,457
PRS REIT PLC	3,616	4,644
Regency Centers Corp.	254	17,142
Rexford Industrial Realty, Inc.	478	17,117
RioCan Real Estate Investment Trust	777	15,391
Scentre Group	5,501	16,058
Segro PLC	1,391	12,210
Simon Property Group, Inc.	227	41,362
SL Green Realty Corp.	53	4,766
Spirit Realty Capital, Inc.	338	13,429
STAG Industrial, Inc.	160	4,744
Stockland	861	2,355
Sun Communities, Inc.	161	19,082
UDR, Inc.	426	19,366
Unibail-Rodamco-Westfield	124	20,328
Ventas, Inc.	416	26,545
VEREIT, Inc.	1,092	9,140
VICI Properties, Inc.	532	11,640
Welltower, Inc.	123	9,545

		708,491

Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	54	4,488

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	36	$4,503

		8,991

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	4,284	4,243

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	1,560	7,006

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	219	7,816

Real Estate Management & Development — 0.2%
Aedas Homes SAU(a)(e)	176	4,489
Aveo Group	796	1,114
Castellum AB	366	7,102
China Vanke Co. Ltd., Class H	1,510	6,355
City Developments Ltd.	700	4,685
CK Asset Holdings Ltd.	2,000	17,812
Deutsche Wohnen SE	148	7,182
Entra ASA(e)	519	7,839
Fabege AB	162	2,354
Godewind Immobilien AG(a)(e)	830	3,456
Grainger PLC	1,845	5,686

Security	Shares	Value

Real Estate Management & Development (continued)
LEG Immobilien AG	111	$13,640
Lend Lease Group	217	1,909
Mega Manunggal Property Tbk PT(a)	107,400	3,425
Mitsubishi Estate Co. Ltd.	700	12,701
Mitsui Fudosan Co. Ltd.	800	20,153
Sumitomo Realty & Development Co. Ltd.	100	4,149
Sun Hung Kai Properties Ltd.	1,000	17,191
Swire Properties Ltd.	1,200	5,165
Tokyu Fudosan Holdings Corp.	831	4,980
Vonovia SE	445	23,093
Wharf Real Estate Investment Co. Ltd.	1,000	7,453

		181,933

Road & Rail — 0.0%
MTR Corp. Ltd.	1,000	6,196

Total Long-Term Investments — 0.8% (Cost — $864,428)		926,590

Total Investments — 101.3% (Cost — $99,438,833)		115,001,322

Liabilities in Excess of Other Assets — (1.3)%		(1,448,868)

Net Assets — 100.0%		$113,552,454

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic Retirement Master Portfolio

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$26,264,955	$130,941	(b)	$—		$26,395,896	$26,395,896	$99,642		$40,495	$(2,366,442)
BlackRock Advantage Emerging Markets Fund — Class K	392,861	16,040		(30,694)		378,207	3,940,920	—		(19,629)	379,052
BlackRock Cash Funds: Institutional, SL Agency Shares	1,293,646	619,299	(b)	—		1,912,945	1,913,710	1,542	(c)	238	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,984,522	—		(1,488,936	)(d)	2,495,586	2,495,586	14,556		—	—
BlackRock Tactical Opportunities Fund Class K	259,496	12,192		(28,014)		243,674	3,377,324	—		9,145	49,581
CoreAlpha Bond Master Portfolio	$44,525,554	$2,053,838	(b)	$—		$46,579,392	46,579,392	373,514		306,498	(9,167,842)
International Tilts Master Portfolio	$7,798,563	$90,020	(b)	$—		$7,888,583	7,888,583	64,259		(18,134)	(651,676)
Master Total Return Portfolio	$6,685,677	$1,992,591	(b)	$—		$8,678,268	8,678,268	64,585		21,025	(1,054,452)
iShares Edge MSCI Multifactor International ETF	46,405	—		(2,566)		43,839	1,154,281	—		(7,379)	127,663
iShares Edge MSCI Multifactor USA ETF	15,620	—		—		15,620	484,689	1,792		—	49,515
iShares MSCI EAFE Small-Cap ETF	24,473	—		(395)		24,078	1,383,040	—		(2,483)	139,455
iShares TIPS Bond ETF	85,948	5,321		(4,747)		86,522	9,783,043	—		3,629	299,635

							$114,074,732	$619,890		$333,405	$(12,195,511)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	17	06/19/19	$2,112	$29,045
U.S. Treasury Ultra Bond	35	06/19/19	5,880	218,995
S&P/TSX 60 Index	7	06/20/19	1,003	7,448
Russell 2000 E-Mini Index	51	06/21/19	3,937	31,632
S&P 500 E-Mini Index	14	06/21/19	1,986	48,734

				$335,854

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	25,000	USD	17,743	Citibank N.A.	04/15/19	$13
AUD	1,000	USD	708	State Street Bank and Trust Co.	04/15/19	2
CAD	600	USD	447	State Street Bank and Trust Co.	04/15/19	2
HKD	1,000	USD	127	Citibank N.A.	04/15/19	—
ILS	3,000	USD	825	Goldman Sachs International	04/15/19	2
JPY	26,000	USD	235	Citibank N.A.	04/15/19	—
JPY	4,617,000	USD	41,701	State Street Bank and Trust Co.	04/15/19	3
SGD	900	USD	663	State Street Bank and Trust Co.	04/15/19	2
USD	2,165	AUD	3,000	Citibank N.A.	04/15/19	34
USD	2,880	AUD	4,000	Citibank N.A.	04/15/19	39
USD	710	AUD	1,000	Deutsche Bank AG	04/15/19	—
USD	1,439	AUD	2,000	Deutsche Bank AG	04/15/19	18
USD	761	CAD	1,000	JPMorgan Chase Bank N.A.	04/15/19	12
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	6
USD	1,135	EUR	1,000	BNP Paribas S.A.	04/15/19	12
USD	3,448	EUR	3,000	Goldman Sachs International	04/15/19	79
USD	1,142	EUR	1,000	State Street Bank and Trust Co.	04/15/19	19
USD	3,459	EUR	3,000	State Street Bank and Trust Co.	04/15/19	90
USD	4,475	HKD	35,000	Barclays Bank PLC	04/15/19	15
USD	1,918	HKD	15,000	Deutsche Bank AG	04/15/19	6
USD	128	HKD	1,000	JPMorgan Chase Bank N.A.	04/15/19	—
USD	2,551	HKD	20,000	UBS AG	04/15/19	3

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,789	IDR	54,018,000	Standard Chartered Bank	04/15/19	$7
USD	2,330	JPY	257,000	Goldman Sachs International	04/15/19	8
USD	2,610	JPY	282,000	Goldman Sachs International	04/15/19	63
USD	5,579	NOK	47,400	State Street Bank and Trust Co.	04/15/19	80
USD	109	SEK	1,000	Citibank N.A.	04/15/19	1
USD	738	SGD	1,000	Goldman Sachs International	04/15/19	—
USD	740	SGD	1,000	Goldman Sachs International	04/15/19	2
AUD	7,815,396	USD	5,499,327	Deutsche Bank AG	06/19/19	58,032
CAD	1,093,582	USD	814,583	Bank of America N.A.	06/19/19	5,339
JPY	127,417,174	USD	1,154,806	Nomura International PLC	06/19/19	1,845
USD	1,860,126	EUR	1,644,429	Morgan Stanley & Co. International PLC	06/19/19	3,330

						69,064

AUD	1,000	USD	712	Goldman Sachs International	04/15/19	(2)
AUD	12,000	USD	8,648	Goldman Sachs International	04/15/19	(125)
AUD	1,000	USD	717	State Street Bank and Trust Co.	04/15/19	(6)
AUD	2,000	USD	1,423	State Street Bank and Trust Co.	04/15/19	(3)
AUD	7,000	USD	4,977	State Street Bank and Trust Co.	04/15/19	(5)
CAD	1,000	USD	757	BNP Paribas S.A.	04/15/19	(9)
CAD	1,000	USD	754	Nomura International PLC	04/15/19	(5)
CAD	14,000	USD	10,489	Royal Bank of Canada	04/15/19	(9)
CHF	4,000	USD	4,026	State Street Bank and Trust Co.	04/15/19	(3)
CHF	5,000	USD	5,141	State Street Bank and Trust Co.	04/15/19	(114)
EUR	150	USD	169	Bank of America N.A.	04/15/19	(1)
EUR	500	USD	564	Goldman Sachs International	04/15/19	(2)
EUR	32,000	USD	35,994	Royal Bank of Canada	04/15/19	(58)
EUR	1,000	USD	1,142	Standard Chartered Bank	04/15/19	(19)
EUR	600	USD	694	State Street Bank and Trust Co.	04/15/19	(20)
GBP	500	USD	660	Bank of America N.A.	04/15/19	(8)
GBP	4,000	USD	5,316	Citibank N.A.	04/15/19	(102)
GBP	14,000	USD	18,306	State Street Bank and Trust Co.	04/15/19	(60)
HKD	11,000	USD	1,406	Barclays Bank PLC	04/15/19	(4)
HKD	39,000	USD	4,985	Barclays Bank PLC	04/15/19	(14)
HKD	232,000	USD	29,567	Citibank N.A.	04/15/19	(1)
JPY	50,000	USD	462	BNP Paribas S.A.	04/15/19	(10)
JPY	558,000	USD	5,191	Goldman Sachs International	04/15/19	(151)
JPY	189,000	USD	1,713	Nomura International PLC	04/15/19	(6)
JPY	71,000	USD	645	State Street Bank and Trust Co.	04/15/19	(4)
NOK	11,000	USD	1,287	Bank of America N.A.	04/15/19	(11)
NOK	2,000	USD	234	Nomura International PLC	04/15/19	(2)
NOK	2,000	USD	235	State Street Bank and Trust Co.	04/15/19	(2)
NZD	1,000	USD	684	State Street Bank and Trust Co.	04/15/19	(2)
SEK	14,000	USD	1,562	JPMorgan Chase Bank N.A.	04/15/19	(54)
SEK	55,000	USD	5,946	Royal Bank of Canada	04/15/19	(25)
SEK	8,000	USD	889	Standard Chartered Bank	04/15/19	(28)
SEK	11,000	USD	1,239	Standard Chartered Bank	04/15/19	(54)
SGD	1,600	USD	1,185	Barclays Bank PLC	04/15/19	(4)
SGD	14,000	USD	10,340	Standard Chartered Bank	04/15/19	(7)
SGD	1,000	USD	740	State Street Bank and Trust Co.	04/15/19	(2)
SGD	3,000	USD	2,216	State Street Bank and Trust Co.	04/15/19	(1)
USD	351	AUD	500	Bank of America N.A.	04/15/19	(4)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,420	AUD	2,000	Deutsche Bank AG	04/15/19	$(1)
USD	1,291	GBP	1,000	Citibank N.A.	04/15/19	(12)
USD	2,584	GBP	2,000	State Street Bank and Trust Co.	04/15/19	(23)
USD	3,262	GBP	2,520	State Street Bank and Trust Co.	04/15/19	(23)
USD	897	JPY	100,000	Bank of America N.A.	04/15/19	(6)
USD	4,144	JPY	460,000	Bank of America N.A.	04/15/19	(11)
USD	5,109	JPY	570,000	JPMorgan Chase Bank N.A.	04/15/19	(40)
USD	2,206	JPY	246,000	Nomura International PLC	04/15/19	(16)
USD	703	JPY	78,000	State Street Bank and Trust Co.	04/15/19	(2)
USD	916	JPY	102,000	State Street Bank and Trust Co.	04/15/19	(5)
EUR	4,554,639	USD	5,151,971	Bank of America N.A.	06/19/19	(9,130)
USD	2,609,896	AUD	3,709,157	Nomura International PLC	06/19/19	(27,605)
USD	707,698	CAD	950,000	Nomura International PLC	06/19/19	(4,572)
USD	1,895,616	JPY	209,152,000	Deutsche Bank AG	06/19/19	(2,997)

						(45,380)

						$23,684

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic Retirement Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$10,340,254	$—	$—	$10,340,254
Fixed Income Funds	9,783,043	—	—	9,783,043
Short-Term Securities	4,409,296	—	—	4,409,296
Common Stocks:
Capital Markets	1,914	—	—	1,914
Equity Real Estate Investment Trusts (REITs)	542,186	166,305	—	708,491
Hotels, Restaurants & Leisure	8,991	—	—	8,991
Household Durables	4,243	—	—	4,243
Interactive Media & Services	—	7,006	—	7,006
IT Services	7,816	—	—	7,816
Real Estate Management & Development	9,142	172,791	—	181,933
Road & Rail	—	6,196	—	6,196

	$25,106,885	$352,298	$—	$25,459,183

Investments Valued at Net Asset Value (“NAV”)(a)				89,542,139

				$115,001,322

Derivative Financial Instruments(b)
Assets:
Equity contracts	$87,814	$—	$—	$87,814
Forward foreign currency contracts	—	69,064	—	69,064
Interest rate contracts	248,040	—	—	248,040
Liabilities:
Forward foreign currency contracts	—	(45,380)	—	(45,380)

	$335,854	$23,684	$—	$359,538

(a)

As of March 31, 2019, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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